Long-term debt	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term debt

17. Long-term debt

	2021	2020
Balance at January 1	$40,532	$8,834
Stated and accreted interest	4,388	2,209
Drawdown on non-revolving line of credit (second term loan)	—	29,123
Issuance of secured convertible debentures	—	2,410
Conversion of secured convertible debt into shares	(2,664)	—
Repayment of principal	—	(165)
Repayment of stated interest	(3,945)	(1,879)
Balance at December 31	$38,311	$40,532

At December 31, 2021 and 2020, the carrying amount of the debt comprised the following loans:

	December 31,	December 31,
	2021	2020
First term loan having a principal of $10,000 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 15.05%) 1)	$9,188	$8,910
Second term loan having a principal of $29,123 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 10.47%) 1)	29,123	29,123
Secured convertible debentures having an aggregate principal amount of $2,410 maturing on March 31, 2022 bearing stated interest of 8% per annum (effective interest rate of 8.24%) 2)	—	2,499
	$38,311	$40,532
Less current portion of long-term debt	—	—
Long-term portion of long-term debt	$38,311	$40,532

1) The first and second term loans issued under the consolidated loan agreement with SALP are secured by all the assets of the Company and require that certain covenants be respected including maintaining an adjusted working capital ratio. In February 2022, these loans were repaid in full (note 33).

2) The secured convertible debentures were secured by all the assets of Fairhaven. The Company’s security interest granted in connection with its consolidated loan agreement with SALP, its parent, was subordinated to the security interest on the Fairhaven assets granted in favor of the holder of the secured convertible debentures.

2019

On April 23, 2019, the Company entered into a debt restructuring agreement with the long-term debt holder whereby the entirety of the principal on the Credit Facility plus a portion of the interest due, the entirety of the First and Second Original Issue Discount (“OID”) loans and the majority of the Third OID loan would be repaid by Liminal by the issuance of common shares, at a conversion price, rounded to the nearest two decimals, of $15.21 per common share. Consequently, the US$95 million of principal plus interest due on the Credit Facility was reduced to $663 and the aggregate face value of the three OID loans was reduced by $99,552 to $10,000 with the remaining balance of the Third OID loan modified into an interest-bearing loan at a stated interest of 10% payable quarterly.

This resulted in the reduction of the long-term debt recorded on the consolidated statement of financial position by $141,536. The Company issued 15,050,312 common shares on that date which were recorded in share capital at a value of $228,915. The difference between the carrying amount of the debt converted into common shares and the increase in the value of the share capital is recognized as a loss on extinguishment of a loan of $87,379. The balance of interest due on the credit facility of $663 was paid in cash. The deferred financing fees pertaining to the extinguished loans of $653 was expensed.

The 15,050,312 common shares issued as part of the debt restructuring contained trading restrictions and accordingly, the Company determined that their quoted price did not fairly represent the value of the shares issued. As such, the issued shares were recorded at fair value using a market approach under a level 2 fair value measurement of $15.21 per share, resulting in a value of the shares issued of $228,915. The fair value was based on a share issuance for cash on the same date with a non-related party.

Pursuant to the debt restructuring, the Company cancelled the warrants previously held by SALP and replaced them with 168,735 new warrants having an exercise price rounded to the nearest two decimals of $15.21 per common share, expiring on April 23, 2027 (note 19c). The incremental fair value of the replacement warrants of $408 was recognized in warrants equity and as part of the loss on the debt extinguishment together with the legal fees incurred to finalize all the related legal agreements.

The modification in terms of the remaining balance of the Third OID loan of $10,000 was accounted for as an extinguishment of the long-term debt and the re-issuance of a new interest-bearing loan, the first term loan. The difference between the carrying amount of the loan extinguished of $4,667 and the $8,521 recognized as the fair value of the new loan with the parent was recorded as a loss on debt extinguishment of $3,854. The fair value of the modified loan was determined using a discounted cash flow model with a market interest rate of 15.1%.

As a result of this transaction and the extinguishments of liabilities that occurred earlier in the beginning of 2019 following payments made to suppliers by the issuance of equity (note 19a), the consolidated statement of operations for the year ended December 31, 2019, includes a loss on extinguishment of liabilities of $92,374 detailed as follows:

Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Comprising the following elements:
Debt to equity conversion	$87,379
Expensing of financing fees on loan extinguishment	653
Extinguishment of previous loan	(4,667)
Recognition of modified loan	8,521
Expensing of increase in the fair value of the warrants (note 19c)	408
Loss on extinguishment of liabilities due to April 23, 2019 loan modification	$92,294
Loss on extinguishment of liabilities to suppliers (note 19a)	80
Loss on extinguishments of liabilities	$92,374

During the year ended December 31, 2019, the aggregate stated and accreted interest on the long-term debt was $7,874.

2020

Concurrently with the Fairhaven acquisition that closed on July 17, 2020, the Company issued secured convertible debentures, or SCD, to certain former Fairhaven shareholders, for an aggregate principal amount of $2,410 and bearing an interest rate of 8% per annum, compounded quarterly. The SCD are due on the earlier of i) March 31, 2022, the maturity date, unless converted into common shares of the Company prior to the maturity date or ii) upon a change of control event. At any time prior to the maturity date, the SCD holders have the right to convert the SCD into common shares of the Company. Liminal has the right to convert the SCD into common shares under certain pre-determined events. The five-trading day VWAP of Liminal’s common shares immediately preceding the date of any conversion will be used to determine the number of common shares of the Company that will be issued. The SCD were recorded as financial liabilities. The conversion features were determined to have no value.

At any time prior to the maturity date and until the amendment discussed below, the holders had a collective right to purchase additional SCD issued by the Company for an aggregate principal amount of up to $5,740 with substantially the same terms and conditions as set out in the original SCD. If the pre-determined events allowing the Company to trigger the conversion of the SCD occur prior to the maturity date, the Company has the right to require the holders of the SCD to purchase additional SCD for an aggregate principal amount of up to $5,740, which would then be converted into common shares.

On November 11, 2019, the consolidated loan agreement with SALP was amended to provide for a non-revolving line of credit bearing the same terms and conditions as the first term loan. On September 14, 2020, the Company drew down $29,123 on the non-revolving line of credit representing the entire balance available, which resulted in the issuance of the second term loan. The second term loan bears an annual interest rate of 10% compounded monthly , is payable quarterly and matures on April 23, 2024.

2021

On October 20, 2021, the Company exercised its right to convert the entirety of its SCD, having a balance of $2,664 on the conversion date into 1,098,577 common shares of Liminal, using a conversion price of $2.42 (USD 1.96) calculated as the volume weighted average trading price of the shares in the five trading days immediately preceding the conversion. Liminal’s conversion right became exercisable upon the occurrence of an event which resulted in the Company having a cash balance over $75,000. The difference between the carrying value of the SCD and the fair value of the common shares issued and recorded in share capital of $2,589, calculated using the closing trading price on the conversion date, was $75 and was recorded as a gain on extinguishment of a liability.

The Company and the parties to the share purchase agreement dated July 17, 2020 entered into an amendment to this agreement in November 2021 to terminate 1) the collective rights of certain sellers to purchase additional SCD issued by the Company for an aggregate principal amount of up to $5,740 with substantially the same terms and conditions as set out in the original SCD and 2) the Company’s right, if the pre-determined events allowing the Company to trigger the conversion of the SCD occur prior to the maturity date, to require certain sellers to purchase additional SCD for an aggregate principal amount of up to $5,740, which would then be converted into common shares.

At December 31, 2021, the Company was in compliance with all of its covenants under its long-term debt agreement.

Subsequent to December 31, 2021, the consolidated loan agreement with SALP was terminated and the first and second term loans were repaid (note 33).